Shareholder Report, Line Graph (Details) 194061_Innovator Growth-100 Power Buffer ETF - September_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Aug. 30, 2024	Oct. 31, 2025
Innovator Growth-100 Power Buffer ETF™ - September
Account Value [Line Items]
Line Graph and Table Measure Name			Innovator Growth-100 Power Buffer ETF - September NAV
Accumulated Value	$ 10,126	$ 10,000	$ 11,830
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Total Return Index
Accumulated Value	10,173	10,000	$ 13,322
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			NASDAQ 100 Index
Accumulated Value	$ 10,161	$ 10,000	$ 13,210